QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-21958
Investment Company Act file number

 DGHM Investment Trust
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224
(Name and address of agent for service)

 (800) 653-2839
Registrant's telephone number, including area code:

   Date of fiscal year end: Last day of February

     Date of reporting period: 05/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

DGHM ALL-CAP VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2010 (unaudited)
Number of Shares	Security Description		% of Total Investments	Fair Value
	COMMON STOCKS		98.06%

	AEROSPACE/DEFENSE		2.90%
20,806	General Dynamics Corporation			$ 1,412,727
	BANKS		6.59%
211,625	Regions Financial Corporation			1,614,699
59,337	SunTrust Banks, Inc.			1,599,132
				3,213,831
	COMPUTERS		5.14%
8,814	International Business Machines Corporation			1,104,042
43,957	Teradata Corporation			1,403,987
				2,508,029
	DIVERSIFIED FINANCIAL SERVICES		7.91%
105,760	Fifth Third Bancorp			1,373,822
13,383	Franklin Resources, Inc.			1,312,738
29,684	JPMorgan Chase & Co.			1,174,893
				3,861,453
	FOOD		2.34%
25,785	H.J. Heinz Company			1,139,181
	HEALTHCARE		5.92%
13,428	Express Scripts, Inc.			1,350,857
57,350	Pharmaceutical Product Development, Inc.			1,539,274
				2,890,131
	INSURANCE		7.80%
29,562	ACE Limited			1,453,268
131,050	MGIC Investment Corp.			1,226,628
23,883	Transatlantic Holdings, Inc.			1,123,217
				3,803,113
	MEDIA		9.28%
45,464	The DIRECTV Group, Inc.			1,713,538
32,231	Omnicom Group, Inc.			1,223,166
47,316	Viacom, Inc."B"			1,590,291
				4,526,995
	MISCELLANEOUS MANUFACTURING		15.53%
16,717	3M Company			1,325,825
18,057	Becton, Dickinson and Co.			1,287,464
22,872	Clearwater Paper Corp.			1,400,453
23,255	Dover Corporation			1,043,917
49,904	Mueller Industries, Inc.			1,322,955
41,920	Silgan Holdings, Inc.			1,195,978
				7,576,592
	OIL & GAS SERVICES		19.37%
44,933	EnCana Corporation			1,386,183
15,010	EOG Resources, Inc.			1,573,648
57,570	Piedmont Natural Gas Co. Inc.			1,462,854
28,197	Pioneer Natural Resources Co.			1,796,149
60,240	Vectren Corp.			1,388,532
22,029	Whiting Petroleum Corporation			1,844,048
.				9,451,414
	REAL ESTATE INVESTMENT TRUST		2.91%
21,661	Alexandria Real Estate Equities, Inc.			1,420,528
	RETAIL		6.07%
16,837	Dollar Tree, Inc.			1,053,828
41,715	The Gap, Inc.			909,387
45,080	Safeway Inc.			998,071
				2,961,286
	TELECOMMUNICATIONS		3.67%
49,278	NII Holdings, Inc.			1,797,169

	TRANSPORTATION		2.63%
20,410	United Parcel Service, Inc. "B"			1,280,932

	TOTAL COMMON STOCKS		98.06%	47,843,381

	INVESTMENT COMPANIES		1.94%
	Evergreen Institutional Treasury Money Market Fund 0.1%*			948,664

	Total Investments		100.00%	$ 48,792,045
*Effective 7 day yield as of May 31, 2010

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Signficant Observable Inputs	Signficant Unobservable Inputs	Total
Common Stocks	$ 47,843,381	-	-	$ 47,843,381
Investment Companies	948,664	-	-	948,664
	$ 48,792,045	$ -	$ -	$ 48,792,045
Tax Information:

At May 31, 2010 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $40,897,979 and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation		$ 7,869,897
	Gross unrealized depreciation		(924,495)
	Net unrealized appreciation (depreciation)		$ 6,945,402

For information on the Fund's policy regarding valuation of investments and other significant  accounting  policies,  please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2:  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3: EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust
(Registrant)

By:  /s/ Jeffrey C. Baker
         Jeffrey C. Baker
         Principal Executive Officer

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Jeffrey C. Baker
        Jeffrey C. Baker
        Principal Executive Officer

Date: July 29, 2010

By: /s/ Thomas F. Gibson
        Thomas F. Gibson
        Principal Financial Officer

Date: July 29, 2010